Other Reserves	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Reserves [Abstract]
Other reserves

13. Other reserves

	2022	2021	2020
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	44	(17)	(22)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	30,027	24,782	20,620
Share-based payments	5,133	6,974	4,823
Exercise of share options	(362)	(1,222)	(68)
Forfeiture of share options	(243)	(310)	(518)
Lapse of share options	(854)	(197)	(75)
Balance at end of year	33,701	30,027	24,782
Total other reserves	75,872	72,137	66,887

Foreign currency translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign operations.

Own share reserve

The own share reserve represents the cost of 500,000 shares of NuCana plc purchased by NuCana Employee Benefit Trust and that may, at the discretion of the trustee, be used to satisfy future exercise of options under the Company’s share options plan.

Capital reserve

The capital reserve balance arose from the reduction of the share premium account and corresponding increase to the capital reserve account reflected as of June 30, 2017 in connection with the Company’s re-registration as a public limited company.

Share option reserve

The share option reserve is used to recognize the value of equity-settled share-based payments provided to employees, directors and consultants as part of their remuneration. Refer to Note 14 for further details.